Related Party Transactions - Additional Information (Detail) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended
	Jan. 31, 2021	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Horizon license agreement payable			$ 10,000
Joint Venture Agreement [Member]
Related Party Transaction [Line Items]
Related party payable			322	$ 187
Fuel Cell Technologies [Member]
Related Party Transaction [Line Items]
Deposit payment			5,000
Related party liability			1,000	372
Compensation cost		$ 124	$ 93	$ 518
Intellectual Property [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of payments	2